Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2018	2017	2016
Balance at January 1	$13,086.9	$11,368.0	$10,039.0
Less reinsurance recoverables on unpaid losses	2,170.1	1,801.0	1,442.7
Net balance at January 1	10,916.8	9,567.0	8,596.3
Net loss and loss adjustment reserves disposed	0	0	(2.5)
Total beginning reserves	10,916.8	9,567.0	8,593.8
Incurred related to:
Current year	21,632.5	18,782.1	16,967.1
Prior years	88.5	25.9	(87.5)
Total incurred	21,721.0	18,808.0	16,879.6
Paid related to:
Current year	13,792.1	12,201.5	11,149.0
Prior years	6,017.6	5,256.7	4,757.4
Total paid	19,809.7	17,458.2	15,906.4
Net balance at December 31	12,828.1	10,916.8	9,567.0
Plus reinsurance recoverables on unpaid losses	2,572.7	2,170.1	1,801.0
Balance at December 31	$15,400.8	$13,086.9	$11,368.0

Short-duration Insurance Contracts, Claims Development
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only 2018 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$3,702.1	$3,627.7	$3,633.2	$3,654.4	$3,611.2	$0	701,788
2015		3,774.9	3,773.8	3,798.8	3,815.6	55.9	704,995
2016			4,082.9	4,130.0	4,152.0	69.5	740,325
2017				4,474.8	4,485.8	188.6	777,415
2018					5,141.8	802.8	839,051
				Total	$21,206.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,809.0	$2,868.1	$3,284.5	$3,482.3	$3,559.1
2015		1,793.1	2,976.0	3,416.5	3,623.3
2016			1,941.6	3,231.5	3,723.1
2017				2,074.0	3,478.5
2018					2,378.0
				Total	$16,762.0
	All outstanding liabilities before 2014, net of reinsurance[1]				64.6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$4,509.0
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$2,107.5	$2,090.3	$2,089.9	$2,088.0	$2,091.6	$0	1,374,721
2015		2,136.8	2,137.2	2,134.4	2,131.5	(3.8)	1,336,486
2016			2,423.4	2,398.9	2,401.8	(2.8)	1,398,842
2017				2,635.5	2,638.5	(11.8)	1,513,912
2018					2,819.0	(120.8)	1,677,878
				Total	$12,082.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$2,078.8	$2,091.6	$2,090.6	$2,090.7	$2,091.0
2015		2,106.2	2,138.1	2,134.4	2,134.1
2016			2,391.0	2,406.9	2,402.1
2017				2,599.8	2,643.2
2018					2,769.1
				Total	$12,039.5
	All outstanding liabilities before 2014, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$43.3
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$2,946.8	$2,887.4	$2,898.1	$2,913.6	$2,884.1	$0	592,145
2015		3,330.5	3,328.3	3,354.2	3,399.3	44.3	659,289
2016			3,819.0	3,843.9	3,871.2	58.9	735,483
2017				4,209.5	4,209.9	167.0	770,740
2018					4,904.8	725.4	856,025
				Total	$19,269.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,413.0	$2,278.0	$2,624.2	$2,780.0	$2,844.0
2015		1,545.2	2,615.0	3,021.0	3,238.2
2016			1,780.6	2,991.1	3,476.9
2017				1,912.6	3,255.2
2018					2,235.1
				Total	$15,049.4
	All outstanding liabilities before 2014, net of reinsurance[1]				38.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$4,258.6
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,889.3	$1,862.2	$1,861.7	$1,859.2	$1,861.7	$0	1,471,084
2015		2,110.7	2,097.7	2,093.5	2,090.8	(4.0)	1,540,090
2016			2,521.0	2,475.4	2,477.7	(3.8)	1,676,008
2017				2,750.6	2,743.7	(16.1)	1,790,360
2018					3,202.3	(175.4)	2,065,458
				Total	$12,376.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$1,874.6	$1,864.1	$1,862.7	$1,861.8	$1,861.4
2015		2,094.7	2,100.1	2,094.7	2,093.7
2016			2,505.0	2,485.8	2,479.3
2017				2,742.1	2,753.5
2018					3,170.0
				Total	$12,357.9
	All outstanding liabilities before 2014, net of reinsurance[1]				0.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$18.4
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$822.5	$795.4	$820.3	$823.0	$813.5	$0	74,682
2015		897.6	911.1	914.8	899.7	14.0	77,839
2016			1,185.8	1,204.8	1,231.1	26.4	92,730
2017				1,374.1	1,366.6	70.9	96,905
2018					1,700.8	292.5	108,792
				Total	$6,011.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$234.0	$438.7	$610.0	$715.3	$771.0
2015		238.4	501.5	675.0	786.3
2016			298.6	639.9	886.0
2017				325.8	712.9
2018					382.7
				Total	$3,538.9
	All outstanding liabilities before 2014, net of reinsurance[1]				31.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$2,504.2
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$240.3	$239.7	$238.6	$238.0	$238.4	$0	59,630
2015		274.4	274.1	273.5	272.4	(0.6)	62,599
2016			379.6	379.8	378.2	(0.2)	74,180
2017				415.4	412.1	(2.0)	77,170
2018					475.0	(10.0)	83,350
				Total	$1,776.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$224.6	$238.3	$237.7	$237.9	$238.2
2015		248.5	271.9	272.0	272.2
2016			336.7	376.9	376.8
2017				369.0	409.4
2018					426.0
				Total	$1,722.6
	All outstanding liabilities before 2014, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$53.9
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2018
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$415.5	$389.1	$379.7	$376.3	$375.3	$2.5	40,992
2015		460.0	416.5	403.6	398.8	3.8	41,980
2016			568.6	541.2	537.1	9.6	53,582
2017				672.8	680.9	11.5	71,153
2018					839.0	159.8	58,135
				Total	$2,831.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2014[1]	2015[1]	2016[1]	2017[1]	2018
2014	$269.2	$351.5	$365.9	$370.3	$371.9
2015		280.3	372.8	383.5	390.1
2016			415.2	498.2	516.9
2017				506.7	647.1
2018					595.9
				Total	$2,521.9
	All outstanding liabilities before 2014, net of reinsurance[1]				5.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$314.7
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2018	2017
Net outstanding liabilities
Personal Lines
Agency, Liability	$4,509.0	$3,955.5
Agency, Physical Damage	43.3	26.2
Direct, Liability	4,258.6	3,685.1
Direct, Physical Damage	18.4	(5.6)
Commercial Lines
Liability	2,504.2	2,027.4
Physical Damage	53.9	51.7
Property	314.7	245.8
Other business	42.9	43.7
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	11,745.0	10,029.8
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	836.8	769.8
Agency, Physical Damage	0	0
Direct, Liability	1,070.4	838.1
Direct, Physical Damage	0	0
Commercial Lines
Liability	287.4	105.1
Physical Damage	0	0.1
Property	145.4	243.8
Other business	222.1	200.9
Total reinsurance recoverable on unpaid claims	2,562.1	2,157.8
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,083.1	887.0
Reinsurance recoverable on unpaid claims	10.6	12.3
Total gross liability for unpaid claims and claim adjustment expense	$15,400.8	$13,086.9

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2018:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	47.1%	30.7%	11.6%	5.4%	2.1%
Agency, Physical Damage	98.9	1.1	(0.1)	0	0
Direct, Liability	46.1	31.2	12.2	5.9	2.2
Direct, Physical Damage	100.1	(0.1)	(0.2)	0	0
Commercial Lines
Liability	24.6	27.7	20.1	12.6	6.8
Physical Damage	90.4	9.0	(0.1)	0.1	0.1
Property	73.0	20.0	3.3	1.4	0.4